Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

14. Borrowings

Borrowings consist of the following:

	As of December 31,
	2022	2023
Short-term borrowings:
Convertible debt(1)	—	6,031,566
Unsecured borrowing(2)	—	688,231
Secured borrowing(3)	283,785	155,602
Credit guaranteed borrowing(4)	106,965	100,000
Total short-term borrowings(5)	390,750	6,975,399

	As of December 31,
	2022	2023
Long-term borrowings:
Secured borrowing(3)	2,065,927	1,647,070
Credit guaranteed borrowing(4)	751,165	100,000
Convertible debt(1)	5,913,715	—
Unsecured borrowing(2)	500,000	—
Total long-term borrowings	9,230,807	1,747,070
Total borrowings	9,621,557	8,722,469
(1)	In April 2021, the Company issued and sold convertible debt in an aggregate principal of US$862,500 through a private placement. The convertible debt will mature in 2028, bearing the interest at a rate of 0.25% per annum. The related interest is payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2021. The net proceeds from this offering were approximately US$844,876, equivalent to RMB5,533,238.

The convertible debt may be converted, at an initial conversion rate of 35.2818 American depositary shares (the “ADSs”) per US$1,000 principal amount (which represents an initial conversion price of approximately US$28.34 per ADS) at each holder’s option at any time on or after November 1, 2027, until the close of business on the second scheduled trading day immediately preceding the maturity date of May 1, 2028. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, either cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion price of US$28.34 per ADS, or US$14.17 per Class A ordinary share (the latter represents the effective cost per Class A Ordinary Share), represents a discount of approximately 26.56% to the maximum Public Offer Price of HK$150.00 per Class A Ordinary Share. The initial conversion rate may be adjusted in certain circumstances, including but not limited to when the Company effects a share split or share combination. As of December 31, 2023, no adjustment had been made to the initial conversion rate.

Holders of the convertible debt have the rights to require the Company to repurchase all or a portion for their convertible debt on May 1, 2024 and May 1, 2026 or in the event of certain fundamental changes, at a repurchase price equal to 100% of the principal amount of the convertible debt to be repurchased, plus accrued and unpaid interest. As of December 31, 2023, the convertible debt was reclassified to short-term borrowings to reflect the early redemption right by the holders of the convertible debt on May 1, 2024.

14. Borrowings (Continued)

The Company accounted for the convertible debt as a single instrument measured at its amortized cost as borrowings on the consolidated balance sheets. The issuance costs were recorded as an adjustment to the borrowings and are amortized as interest expense using the effective interest method with an effective interest rate of 0.55% per annum over the contractual life to the maturity date (i.e., May 1, 2028). For the years ended December 31, 2021, 2022 and 2023, the convertible debt related interest expense was RMB21,369, RMB31,076 and RMB32,657, respectively. As of December 31, 2022 and December 31, 2023, the principal amount of the convertible debt was RMB6,006,968 and RMB6,108,829, and the unamortized debt issuance cost was RMB93,253 and RMB77,263, respectively.

(2)	As of December 31, 2022, the Group obtained an unsecured borrowing from a bank of RMB500,000 in the aggregate. The annual interest rates of these borrowings are approximately 1-year Loan Prime Rate (“LPR”) as published by the National Interbank Funding Center, minus 0.70%. The borrowing is denominated in RMB. The borrowing was fully repaid in 2023.

In November 2023, the Group issued RMB700,000 bonds in Mainland China. The bond has a term maturity of one year and bears coupon rate of 2.50% per annum.

(3)	As of December 31, 2022, the Group obtained secured borrowings from several banks of RMB2,349,712 in the aggregate. The annual interest rates of these borrowings ranged from approximately the 5-year LPR minus 0.80% to 5-year LPR minus 0.31%. The maturity dates ranged from March 25, 2025 to June 21, 2034. The borrowings are denominated in RMB. Borrowings of RMB1,559,703 was repaid in 2023.

As of December 31, 2023, the Group obtained secured borrowing from several banks of RMB1,802,672 in the aggregate. The annual interest rate of these borrowings ranged from approximately 5-year LPR minus 0.80% to 5-year LPR minus 0.60%. The maturity dates ranged from March 25, 2025 to June 21, 2034. The borrowings are denominated in RMB.

The borrowings are pledged by certain manufacturing facilities and land use rights of the Group as of December 31, 2022 and December 31, 2023. The borrowings contain covenants which includes limitations on certain asset sales, requirements to maintain current assets and maintain financial assets on the specific account. The Group is in compliance with all of the loan covenants as of December 31, 2023.

(4)	As of December 31, 2022, the Group obtained credit guaranteed borrowing from several banks of RMB858,130 in the aggregate. The annual interest rates of these borrowings ranged from 1-year LPR minus 0.90% to a secured overnight financing rate. The maturity dates ranged from June 29, 2024 to December 26, 2025. The borrowings are denominated in RMB and U.S. dollars. Borrowings of RMB309,900 denominated in RMB and US$50,000 denominated in U.S. dollars was repaid in 2023.

14. Borrowings (Continued)

As of December 31, 2023, the Group obtained credit guaranteed borrowing from one bank of RMB200,000 in the aggregate. The annual interest rate of this borrowing was approximately 1-year LPR minus 0.75%. The maturity date was July 26, 2025. The borrowing is denominated in RMB.

The borrowings are guaranteed by a subsidiary of the Group as of December 31, 2022 and December 31, 2023. One of the borrowings as of December 31, 2022 is denominated in U.S. dollars and contains covenants which includes certain required minimum liquidity ratios and requirements on stock price and vehicle deliveries. The Group fully repaid this particular borrowing in 2023. Except for this particular borrowing, there are no other credit guaranteed borrowing as of December 31, 2022 and 2023 which contain covenants.

(5)	As of December 31, 2022 and 2023, the weighted average interest rate on short-term borrowings excluding convertible debt was 3.69% and 2.69%.

The following table summarizes the aggregate repayment schedule of the Group’s borrowings, excluding convertible debt:

For the
Year Ending
December 31,
2024	943,833
2025	266,331
2026	166,119
2027	167,749
2028	195,621
2029 and thereafter	951,250